SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended				9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Cumulative Translation Adjustment	Dec. 31, 2012 Cumulative Translation Adjustment	Sep. 30, 2013 Available-for-sale Securities and Other Investments	Sep. 30, 2013 Derivative Financial Instruments	Sep. 30, 2013 Pension Benefits
Changes in accumulated other comprehensive loss by component
Accumulated other comprehensive (loss) income, beginning of period			$ (27,311)		$ (16,206)	$ (16,206)	$ (7,680)	$ 137	$ (3,562)
Other comprehensive loss before reclassifications			(9,597)				(9,445)	(152)
Income tax expense impact			41					41
Reclassifications from accumulated other comprehensive (loss) income to the Consolidated Statements of Income			28,811				28,607	(189)	393
Income tax expense impact			(53)					50	(103)
Other comprehensive income for the period	13,023	18,760	19,202	2,199			19,162	(250)	290
Accumulated other comprehensive (loss) income, end of period	$ (8,109)		$ (8,109)		$ (16,206)	$ (16,206)	$ 11,482	$ (113)	$ (3,272)